Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Research and Development costs
Research and development costs	€ 12,456	€ 8,419	€ 42,220	€ 38,135